                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                      SUPPLEMENT DATED MAY 1, 2017 TO THE
              PROSPECTUSES DATED APRIL 28, 2014 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated April 28, 2014 (as supplemented) for the Brighthouse Simple Solutions(SM) variable annuity contracts issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496, to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) or Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) (depending on the company that issued your contract) will be sent to you without charge.


1. NAME CHANGES


Effective March 6, 2017, the following name changes occurred.

                      FORMER NAME                                            NEW NAME
------------------------------------------------------   ------------------------------------------------
METLIFE INSURANCE COMPANY USA (METLIFE USA)              BRIGHTHOUSE LIFE INSURANCE COMPANY (BLIC)
MetLife Investors USA Separate Account A                 Brighthouse Separate Account A
FIRST METLIFE INVESTORS INSURANCE COMPANY (FIRST         BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (BLNY)
METLIFE INVESTORS)
First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B
MetLife Advisers, LLC or MetLife Advisers                Brighthouse Investment Advisers, LLC

Your prospectus is updated accordingly, as applicable.


2. DISTRIBUTOR


Effective March 6, 2017, Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.


3. PURCHASE


In the "Purchase" section, under "Investment Allocation Restrictions," replace the first paragraph with the following:


                                                                  SUPP-USASIM517
                                                                   SUPP-NYSIM517

      If your contract was issued on or after December 12, 2011, the Dollar Cost Averaging (DCA) program is not available, and you are required to allocate 100% of your Purchase Payments and Account Value to one of three Index Selector(R) asset allocation models, Defensive, Moderate or Balanced. Based on the model you choose, your entire Account Value will be divided among some or all of the BlackRock Ultra-Short Term Bond Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio and MetLife Stock Index Portfolio (see "Investment Options -- Description of Index Selector(R) for more information).


In the "Purchase" section, under "Investment Allocation Restrictions," replace the third paragraph with the following:


      For contracts issued prior to December 12, 2011, the Dollar Cost Averaging (DCA) program is available, and you may allocate your Purchase Payments and Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 40 Portfolio, or Brighthouse Asset Allocation 20 Portfolio.


4. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectuses with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the first paragraph with the following:


      The contract offers 10 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future. For contracts issued on and after December 12, 2011, you must choose one of three Index Selector(R) asset allocation models, Defensive, Moderate and Balanced (see "Description of Index Selector" below), and based on the model you choose, your Purchase Payments and Account Value are allocated among some or all of six available Investment Portfolios: BlackRock Ultra-Short Term Bond Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio and MetLife Stock Index Portfolio. For contracts issued prior to December 12, 2011, you may allocate your Purchase Payments or Account Value directly among five available Investment Portfolios: American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 40 Portfolio, and Brighthouse Asset Allocation 20 Portfolio.


In the "INVESTMENT OPTIONS" section, under "Description of Index Selector(R)," replace the list of available Investment Portfolios in the second paragraph with the following:


      BlackRock Ultra-Short Term Bond Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio and MetLife Stock Index Portfolio

In the "INVESTMENT OPTIONS" section, replace the third paragraph under "Transfers - Restrictions on Frequent Transfers" with the following:


      Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


In the "INVESTMENT OPTIONS" section, replace the "Transfers - Restrictions on Large Transfers" section with the following:


      Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


5. EXPENSES


In the "EXPENSES" section, the following sentence under "Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Nursing Home or Hospital Confinement Rider" and "Withdrawal Charge - Reduction or Elimination of the Withdrawal Charge - Terminal Illness Rider" is deleted:


      We will not accept additional payments once this waiver is used.


6. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the first paragraph under "Annuity Date" with the following:


      Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.

7. OTHER INFORMATION


With respect to Brighthouse Simple SolutionsSM variable annuity contracts issued by Brighthouse Life Insurance Company:


In the "OTHER INFORMATION" section, replace the "MetLife USA" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


      Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

      Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


With respect to Brighthouse Simple SolutionsSM variable annuity contracts issued by Brighthouse Life Insurance Company of NY:


In the "OTHER INFORMATION" section, replace the "First MetLife Investors" subsection with the following:


      BLNY


      Brighthouse Life Insurance Company of NY (BLNY) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. BLNY is licensed to do business only in the State of New York. BLNY is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.


      PLANNED SEPARATION FROM METLIFE, INC.


      In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the Securities and Exchange Commission (SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


      To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


      Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.


      No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLNY's financial strength and claims-paying ability.


In the "OTHER INFORMATION" section under "Requests and Elections," www.metlife.com is replaced with www.brighthousefinancial.com.


8. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


9. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.03%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation          0.06%         0.55%         --
  Portfolio

 American Funds(R) Moderate Allocation          0.06%         0.55%        0.01%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation         0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Moderate Allocation         0.40%       1.02%           --          1.02%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.61%           --          0.61%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)  -- CLASS C

Brighthouse Funds Trust I (formerly Met Investors Series Trust) is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio+

     American Funds(R) Moderate Allocation Portfolio+



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

Brighthouse Funds Trust II (formerly Metropolitan Series Fund) is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio -- Class B++

     Brighthouse Asset Allocation 20 Portfolio -- Class B+ (formerly MetLife Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio -- Class B+ (formerly MetLife Asset Allocation 40 Portfolio)

     MetLife Aggregate Bond Index Portfolio -- Class G* (formerly Barclays Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio -- Class G*

     MetLife MSCI EAFE(R) Index Portfolio -- Class G* (formerly MSCI EAFE(R) Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio -- Class G* (formerly Russell 2000(R) Index Portfolio)

     MetLife Stock Index Portfolio -- Class B*


     + These portfolios are only available for investment in contracts issued prior to December 12, 2011.


     * These portfolios are only available for investment in contracts issued on and after December 12, 2011.



 ++ The BlackRock Ultra-Short Term Bond Portfolio is available in all contracts.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS C

 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio+                                  current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio+                                  income and growth of capital, with a greater
                                             emphasis on income.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio -- Class B++                      consistent with preservation of capital.
 Brighthouse Asset Allocation 20             Seeks a high level of current income, with
 Portfolio -- Class B+ (formerly MetLife     growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40             Seeks high total return in the form of income
 Portfolio -- Class B+ (formerly MetLife     and growth of capital, with a greater
 Asset Allocation 40 Portfolio)              emphasis on income.
 MetLife Aggregate Bond Index                Seeks to track the performance of the
 Portfolio -- Class G* (formerly Barclays    Bloomberg Barclays U.S. Aggregate Bond
 Aggregate Bond Index Portfolio)             Index.
 MetLife Mid Cap Stock Index                 Seeks to track the performance of the
 Portfolio -- Class G*                       Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index                  Seeks to track the performance of the MSCI
 Portfolio -- Class G* (formerly MSCI        EAFE(R) Index.
 EAFE(R) Index Portfolio)
 MetLife Russell 2000(R) Index               Seeks to track the performance of the Russell
 Portfolio -- Class G* (formerly Russell     2000(R) Index.
 2000(R) Index Portfolio)
 MetLife Stock Index Portfolio -- Class B*   Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)
  -- CLASS C

 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio+
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio+
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                      Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+ (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+ (formerly MetLife
 Asset Allocation 40 Portfolio)
 MetLife Aggregate Bond Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G* (formerly Barclays    Subadviser: MetLife Investment Advisors,
 Aggregate Bond Index Portfolio)             LLC
 MetLife Mid Cap Stock Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                       Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class G* (formerly MSCI        Subadviser: MetLife Investment Advisors,
 EAFE(R) Index Portfolio)                    LLC
 MetLife Russell 2000(R) Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G* (formerly Russell     Subadviser: MetLife Investment Advisors,
 2000(R) Index Portfolio)                    LLC
 MetLife Stock Index Portfolio -- Class B*   Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC

     + These portfolios are only available for investment in contracts issued prior to December 12, 2011.



     * These portfolios are only available for investment in contracts issued on and after December 12, 2011.



 ++ The BlackRock Ultra-Short Term Bond Portfolio is available in all contracts.


                                      B-1